Accounting Policies Business Segments (Detail: Text values) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Impact from the introduction of a new cost allocation methodology (DBCM) to noninterest expenses at segment level, Corporate Bank	€ 16	€ 57
Impact from the introduction of a new cost allocation methodology (DBCM) to noninterest expenses at segment level, Investment Bank	19	42
Impact from the introduction of a new cost allocation methodology (DBCM) to noninterest expenses at segment level, Private Bank	39	40
Impact from the introduction of a new cost allocation methodology (DBCM) to noninterest expenses at segment level, Asset Management	0	0
Impact from the introduction of a new cost allocation methodology (DBCM) to noninterest expenses at segment level, Corporate and Other	€ 41	€ 25